Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Contingency [Line Items]
Statutory income tax rate	(37.80%)	(40.40%)	40.40%
Unrecognized deferred tax liabilities	¥ 9,697	¥ 6,712
Deferred tax liability, undistributed earnings	1,426	1,134
Deferred tax assets	7,639	7,337
Deferred tax liabilities	1,392	1,111
Net operating loss carry forwards	118,205
Net operating loss carryforwards utilized	14,728	25	554
Unrecognized tax benefits that would reduce the effective tax rate, if recognized	1,418
Period in which changes to unrecognized tax benefits is not expected, months	12
Japan
Income Tax Contingency [Line Items]
Open tax years	2007
Taiwan
Income Tax Contingency [Line Items]
Open tax years	2011
United States
Income Tax Contingency [Line Items]
Open tax years	2009
First Amendment
Income Tax Contingency [Line Items]
Statutory income tax rate	37.80%
Effective income tax amended rate start date	Apr. 01, 2012
Second Amendment
Income Tax Contingency [Line Items]
Statutory income tax rate	35.40%
Effective income tax amended rate start date	Apr. 01, 2015
SINGAPORE
Income Tax Contingency [Line Items]
Statutory income tax rate	17.00%	17.00%
Japanese Plans
Income Tax Contingency [Line Items]
Net operating loss carry forwards	98,605
Japanese Plans | Minimum
Income Tax Contingency [Line Items]
Expiration of Operating loss	March 31, 2015
Japanese Plans | Maximum
Income Tax Contingency [Line Items]
Expiration of Operating loss	March 31, 2022
Net Operating Losses With No Expiration Dates
Income Tax Contingency [Line Items]
Net operating loss carry forwards	15,515
Net Operating Losses With Expiration Dates
Income Tax Contingency [Line Items]
Net operating loss carry forwards	¥ 4,085
Net Operating Losses With Expiration Dates | Maximum
Income Tax Contingency [Line Items]
Expiration of Operating loss	March 31, 2032